Owners' Capital/Partners' Equity - Preference Units (Details) - $ / shares							62 Months Ended	64 Months Ended	121 Months Ended
	Jun. 15, 2027	Mar. 15, 2024	Mar. 15, 2023	Nov. 15, 2018	Jan. 17, 2018	May 15, 2017	Mar. 14, 2023	Mar. 14, 2024	Jun. 14, 2027
Series A preference units
Owners' Capital/Partners' Equity
Distribution rate									8.625%
Liquidation preference per unit						$ 25.00
Variable rate spread	6.31%
Series B preference units
Owners' Capital/Partners' Equity
Distribution rate							8.20%
Liquidation preference per unit					$ 25.00
Variable rate spread			5.839%
Series C preference units
Owners' Capital/Partners' Equity
Distribution rate								8.50%
Liquidation preference per unit				$ 25.00
Variable rate spread		5.317%